Related Party Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due from a related party	$ 1,595
Wall Street Global Training Center
Related Party Transaction [Line Items]
Amounts due from a related party	$ 1,595